Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Net income	$ 148,148	$ 411,803	$ 187,294	$ 21,117	$ 238,876
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	162,565	145,975	199,383	186,412	118,001
Stock-based compensation	12,658	6,329	9,218	6,095	3,753
Change in fair value of catalyst lease obligation	4,556	(8,982)	(10,184)	(3,969)	(4,691)
Deferred income taxes	27,813	0
Non-cash change inventory repurchase obligations	29,317	53,370	63,389	(93,246)	(20,492)
Non-cash lower of cost or market inventory adjustment	(320,833)	81,147	427,226	690,110	0
Pension and other post retirement benefits costs	25,894	19,340	26,982	22,600	16,728
Equity (income) loss in investee	(1,621)	0
Gain on disposition of property, plant and equipment	11,381	(1,133)	(1,004)	(895)	(183)
Changes in current assets and current liabilities:
Accounts receivable	(194,898)	155,645	97,636	45,378	(92,851)
Due to/from affiliates	8,194	12,566
Due to/from affiliates			12,104	8,407	14,721
Inventories	54,052	(110,830)	(271,892)	(394,031)	45,991
Prepaid expense and other current assets	(20,203)	(22,995)	(631)	23,686	(42,455)
Accounts payable	50,297	(122,748)	(25,015)	(67,111)	42,236
Accrued expenses	308,047	(342,781)	(37,737)	59,899	214,817
Deferred revenue	8,029	2,947	2,816	(6,539)	(202,777)
Other assets and liabilities	(21,880)	(21,884)	(27,182)	(2,225)	(20,403)
Net cash provided by operations	291,516	257,769	652,403	495,688	311,271
Cash flow from investing activities:
Acquisition of Chalmette Refining, net of cash acquired	(971,932)	0	(565,304)	0	0
Expenditures for property, plant and equipment	(187,743)	(287,931)	(352,365)	(470,460)	(318,394)
Expenditures for deferred turnaround costs	(138,936)	(39,725)	(53,576)	(137,688)	(64,616)
Expenditures for other assets	(27,735)	(7,275)	(8,236)	(17,255)	(32,692)
Chalmette Acquisition working capital settlement	(2,659)	0
Proceeds from sale of assets	13,030	168,270	168,270	202,654	102,428
Net cash used in investing activities	(1,315,975)	(166,661)	(811,211)	(422,749)	(313,274)
Cash flows from financing activities:
Contributions from PBF LLC related to TVPC	175,000	0
Proceeds from members' capital contributions			345,000	328,664	1,757
Distributions to members	(92,503)	0	(350,658)	(361,352)	(215,846)
Repayments of affiliate notes payable	(517)	0
Proceeds from intercompany notes payable	635	29,773	347,783	90,631	31,835
Proceeds from revolver borrowings	550,000	0	170,000	395,000	1,450,000
Repayments of revolver borrowings	(11,457)	(71,938)	(170,000)	(410,000)	(1,435,000)
Proceeds from Rail Facility revolver borrowings	0	102,075	102,075	83,095	0
Repayments of Rail Facility revolver borrowings			(71,938)	(45,825)	0
Proceeds from 2023 Senior Secured Notes			500,000	0	0
Proceeds from catalyst lease	7,927	0	0	0	14,337
Payment of contingent consideration related to acquisition of Toledo refinery		(71,938)	0	0	(21,357)
Deferred financing costs and other			(17,108)	(11,719)	(1,044)
Net cash provided by (used in) financing activities	629,085	59,910	855,154	68,494	(175,318)
Net increase (decrease) in cash and cash equivalents	(395,374)	151,018	696,346	141,433	(177,321)
Cash and equivalents, beginning of period	914,749	218,403	218,403	76,970	254,291
Cash and equivalents, end of period	519,375	369,421	914,749	218,403	76,970
Non-cash activities:
Conversion of Delaware Economic Development Authority loan to grant			4,000	4,000	8,000
Acquisition of Torrance refinery and related logistics assets	0	268,066
Distribution of assets to PBF Energy Company LLC	173,426	15,975
Accrued construction in progress and unpaid fixed assets	$ 16,813	$ 4,670	7,974	33,296	33,747
Distribution of assets to PBF Energy Company LLC			19,233	126,280	0
Cash paid during the year for:
Interest (including capitalized interest of $3,529, $7,487 and $5,672 in 2015, 2014 and 2013, respectively)			$ 83,371	$ 96,346	$ 92,848